Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Basic and Diluted Earnings Per Share
The following table presents our basic and diluted earnings per share:

Basic Earnings Per Common Share (Canadian $ in millions, except as noted)	2023	2022
Net income attributable to bank shareholders	4,365	13,537
Dividends on preferred shares and distributions on other equity instruments	(331)	(231)
Net income available to common shareholders	4,034	13,306
Weighted-average number of common shares outstanding (in thousands)	709,364	663,990
Basic earnings per common share (Canadian $)	5.69	20.04

Diluted Earnings Per Common Share (Canadian $ in millions, except as noted)	2023	2022
Net income available to common shareholders adjusted for impact of dilutive instruments	4,034	13,306
Weighted-average number of common shares outstanding (in thousands)	709,364	663,990
Effect of dilutive instruments
Stock options potentially exercisable (1)	4,440	5,178
Common shares potentially repurchased	(3,289)	(3,461)
Weighted-average number of diluted common shares outstanding (in thousands)	710,515	665,707
Diluted earnings per common share (Canadian $)	5.68	19.99

(1)
In computing diluted earnings per common share, we excluded average stock options outstanding of 2,204,402 with a weighted-average exercise price of $135.69 for the year ended October 31, 2023 (943,741 with a weighted-average exercise price of $143.52 for the year ended October 31, 2022), as the average share price in each of the two years did not exceed the exercise price.